Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,511,000
Previously Paid Amount	0.00
Total Fee Amount	208.67
Total Offset Amount	0.00
Net Fee	208.67
Narrative - Max Aggregate Offering Price	$ 1,511,000
Final Prospectus	true